Condensed Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues		$ 64		$ 177	$ 658	$ 768
Cost of revenues		(34)	(2)	(89)	(104)	(365)
Gross profit (loss)		30	(2)	88	554	403
Research and development expenses, net	(1,546)	6,721	(1,490)	14,181	21,653	22,695
General and administrative expenses	1,873	2,923	5,112	6,085	11,754	7,704
Impairment loss of plant, property and equipment	349		349		349
Capital (gain) loss	187		(423)
Impairment loss of plant, property and equipment			(423)
Operating loss	863	9,614	3,550	20,178	32,853	29,996
Financial income		(205)	(67)	(351)	(634)	(120)
Financial expenses	11	25	30	35	85	44
Financial loss (income), net	11	(180)	(37)	(316)	(549)	(76)
Net loss and comprehensive loss	$ 874	$ 9,434	$ 3,513	$ 19,862	$ 32,304	$ 29,920
Loss per ordinary share
Basic	$ 0.01	$ 0.12	$ 0.04	$ 0.26	$ 0.42	$ 0.45
Diluted	$ 0.01	$ 0.12	$ 0.04	$ 0.26	$ 0.42	$ 0.45
Weighted average ordinary shares outstanding
Basic	78,393,524	77,398,939	78,098,460	77,392,922	77,554,740	66,346,506
Diluted	78,393,524	77,398,939	78,098,460	77,392,922	77,554,740	66,346,506